Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
NET SALES	$ 56,561,000	$ 54,841,000	$ 63,591,000
COST OF SALES	27,317,000	27,145,000	30,856,000
GROSS PROFIT	29,244,000	27,696,000	32,735,000
OPERATING EXPENSES
Research and development (a)	15,645,000	18,493,000	21,885,000
Selling, general and administrative (a)	19,481,000	23,632,000	24,721,000
Costs associated with exit activities (note 3)			3,027,000
Litigation income (note 18)	(23,000)		(75,000)
Total operating expenses	35,103,000	42,125,000	49,558,000
LOSS FROM OPERATIONS	(5,859,000)	(14,429,000)	(16,823,000)
NON-OPERATING INCOME
Interest income	301,000	681,000	1,035,000
Foreign exchange gain, net	63,000	730,000	589,000
Impairment loss on long-term investments (note 9)		(4,953,000)	(83,000)
Gain on sale of long-term investments (note 9)	948,000	8,000	436,000
Gain on sale of real estate (note 10)	1,725,000	767,000	458,000
Other, net	894,000	741,000	515,000
Total non-operating income (loss)	3,931,000	(2,026,000)	2,950,000
LOSS BEFORE INCOME TAX	(1,928,000)	(16,455,000)	(13,873,000)
INCOME TAX EXPENSE (note 13)	1,058,000	4,640,000	1,184,000
NET LOSS	(2,986,000)	(21,095,000)	(15,057,000)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECT OF NIL
Foreign currency translation adjustments	(397,000)	(1,945,000)	(1,416,000)
Unrealized gain (loss) on available-for-sale investments (note 9)	1,000		(398,000)
Unrealized pension (loss) gain	(13,000)	1,000	70,000
Total other comprehensive loss	(409,000)	(1,944,000)	(1,744,000)
COMPREHENSIVE LOSS	$ (3,395,000)	$ (23,039,000)	$ (16,801,000)
LOSS PER SHARE (note 16)
Basic and diluted (in dollars per share)		$ (0.02)	$ (0.01)
NUMBER OF SHARES USED IN LOSS PER SHARE CALCULATION:
Basic and Diluted (in thousands) (in shares)	1,282,141	1,301,465	1,362,465
(a) INCLUDES STOCK-BASED COMPENSATION CHARGE AS FOLLOWS:
Research and development	$ 231,000	$ 322,000	$ 489,000
Selling, general and administrative	$ 1,375,000	$ 1,590,000	$ 1,631,000